Note 16 - Earnings Per Share	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Earnings Per Share [Text Block]

16. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during each of the years ended December 31, 2023, 2024 and 2025, amounted to $31,068, $23,796 and $20,920, respectively.

	For the year ended December 31,
	2023	2024	2025
	EPS	EPS	EPS
Net income from continuing operations	$518,900	$407,343	$396,547
Net loss from discontinued operations	(137,881)	(91,009)	(27,547)
Net income	$381,019	$316,334	$369,000
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations	(1,878)	(3,254)	(4,638)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations	6,608	6,839	213
Net income attributable to Costamare Inc.	385,749	319,919	364,575
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(23,796)	(20,920)
Less: deemed dividend in redemption of Series E Preferred Stock	-	(5,446)	-
Net income available to common stockholders	$354,681	$290,677	$343,655
Weighted average number of common shares, basic and diluted	120,299,172	119,299,405	120,198,853
Earnings per common share, basic and diluted, continuing operations	$4.09	$3.15	$3.09
Losses per common share, basic and diluted, discontinued operations	(1.15)	(0.71)	(0.23)
Earnings per common share, basic and diluted	$2.95	$2.44	$2.86